CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2022
REVENUES
Total revenues		$ 39,495	$ 2,888,482	$ 6,261,091
COST OF REVENUES
Total cost of revenues			3,833,684	10,826,620
GROSS PROFIT (LOSS)		39,495	(945,202)	(4,565,529)
OPERATING EXPENSES:
General and administrative		3,082,820	3,816,307	2,914,612
(Recovery of) provision for credit losses		(51,632)	1,131,988	3,273,860
Impairment loss of cryptocurrencies		0	7,102	181,263
Impairment loss of miners		0	6,472,266	16,691,803
Impairment loss of long-term investment			2,389,698	610,302
Share based compensation expense			73,230	67,271
Total operating expenses		3,031,188	13,890,591	23,739,111
LOSS FROM OPERATIONS		(2,991,693)	(14,835,793)	(28,304,640)
OTHER INCOME (EXPENSES)
Realized gains on sale/exchange of cryptocurrencies		247,563	94,149	676,015
Interest expense		(455,194)	(497,768)	(227,376)
Other finance expenses		(1,170,582)	(1,116,865)	(360,351)
Loss on warrants settlement			(1,928,681)
Total other (expenses) income, net		(1,378,213)	(3,449,165)	88,288
LOSS BEFORE INCOME TAXES		(4,369,906)	(18,284,958)	(28,216,352)
NET LOSS		(4,369,906)	(18,284,958)	(28,216,352)
LESS: Net income (loss) attributable to noncontrolling interests		17,286	(753,311)
Deemed dividend attributable to down round feature of warrants		2,146,795
NET LOSS ATTRIBUTABLE TO BIT ORIGIN LTD		(6,533,987)	(17,531,647)	(28,216,352)
NET LOSS ATTRIBUTABLE TO BIT ORIGIN LTD - DILUTED		$ (6,533,987)	$ (17,531,647)	$ (28,216,352)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	[1]	23,104,846	5,241,577	3,279,049
Diluted		23,104,846	5,241,577	3,279,049
LOSS PER SHARE
LOSS PER SHARE, BASIC	[1]	$ (0.28)	$ (3.34)	$ (8.61)
LOSS PER SHARE, DILUTED		$ (0.28)	$ (3.34)	$ (8.61)
Cryptocurrencies mining revenue
COST OF REVENUES
Total cost of revenues			$ 3,833,684	$ 10,826,620
Cryptocurrencies mining revenue | Cryptocurrencies mining revenue
REVENUES
Total revenues			$ 2,888,482	$ 6,261,091
Cryptocurrency miner sales net revenue
REVENUES
Total revenues		$ 39,495

[1]	Giving retroactive effect to the 1-for-30 reverse share split effected on May 23, 2023